Summary of Significant Accounting Policies and Practices - Schedule of Factoring Arrangement of Accounts Receivable (Details) - Standard Chartered [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Total principal amount outstanding	$ 21,920,779	$ 22,675,250
Accounts receivables transferred	162,137,560	128,813,127
Amount derecognized	$ 162,979,041	$ 129,035,806
Minimum [Member]
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Interest rate range	6.70%	7.30%
Maximum [Member]
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Interest rate range	7.30%	8.00%